Other Operating Gains, Net	6 Months Ended
Jun. 30, 2022
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Other Operating Gains, Net
Note 6: Other Operating Gains, Net
Other operating gains, net, were not significant in either the three or s
ix months ended June 30, 2022. Other operating gains, net, were $14 million and $31 million in the three and six months ended June 30, 2021, respectively. Both periods included a gain on the sale of a business and income from a license that allowed the Refinitiv business of LSEG to use the “Reuters” mark. Additionally, the six-month
period included a benefit from the revaluation of warrants that the Company held in Refinitiv prior to its sale to LSEG on January 29, 2021.